PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	September 30, 2015	December 31, 2014

Office equipment	$51,323	$51,322
Lab equipment	693,217	544,858
Furniture	26,028	18,782
Leasehold Improvements	231,859	136,900
	1,002,427	751,862
Less: Accumulated depreciation	492,126	376,635

	$510,301	$375,227

Depreciation expense for the nine months ending September 30, 2015 and 2014 was $115,491 and $98,908. Depreciation expense for the three months ending September 30, 2015 and 2014 was $41,338 and $34,837.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2014	December 31, 2013

Office equipment	$51,322	$24,244
Lab equipment	544,858	474,049
Furniture	18,782	4,061
Leasehold improvements	136,900	37,519
	751,862	539,873
Less: Accumulated depreciation	376,635	241,513

	$375,227	$298,360

Depreciation expense for the years ending December 31, 2014 and 2013 was $136,322 and $111,912.